      As filed with the Securities and Exchange Commission on December 15, 2008.
                                                     Registration No. 333-149422
                                                                        811-6584


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4


             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         POST--EFFECTIVE AMENDMENT NO. 2
                                     and/or



         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 64



                 JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK
                               SEPARATE ACCOUNT A
        (formerly, The Manufacturers Life Insurance Company of New York)
                           (Exact name of Registrant)

                 JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK
        (formerly, The Manufacturers Life Insurance Company of New York)
                               (Name of Depositor)

                       100 Summit Lake Drive, Second Floor
                            Valhalla, New York 10595
              (Address of Depositor's Principal Executive Offices)

                                 (914) 773-0708
               (Depositor's Telephone Number Including Area Code)

                             Thomas J. Loftus, Esq.
                 John Hancock Life Insurance Company of New York
                               601 Congress Street
                                Boston, MA 02210
                     (Name and Address of Agent for Service)




Title of Securities Being Registered:  Variable Annuity Insurance Contracts

It is proposed that this filing will become effective:

  X   immediately upon filing pursuant to paragraph (b) of Rule 485

  _   on __________ pursuant to paragraph (b) of Rule 485

  _   60 days after filing pursuant to paragraph (a)(1) of Rule 485

  _   on ___________ pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

  _ this post-effective amendment designates a new effective date for a previously filed post-effective amendment

                                     PART A

                      INFORMATION REQUIRED IN A PROSPECTUS


                        (GIFL Rollover Variable Annuity)
                          (currently issued contracts)
   (Prospectus incorporated by reference to Part A of Post-effective Amendment
    No. 1 to Form N-4 of this registration statement, file number 333-149422, filed August 18, 2008)

                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
                               SEPARATE ACCOUNT H
                 JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK
                               SEPARATE ACCOUNT A

     SUPPLEMENT DATED DECEMBER 15, 2008 TO PROSPECTUS DATED AUGUST 18, 2008

                     New Variable Annuity Investment Options

This Supplement describes two new Portfolios in the John Hancock Trust - American Diversified Growth & Income Trust and Franklin Templeton Founding Allocation Trust - that are now available as Investment Options to your Contract.

This Supplement is intended to supplement prospectuses dated August 18, 2008 for GIFL ROLLOVER VARIABLE ANNUITY Contracts (the "Contracts") issued on or after August 18, 2008 by John Hancock Life Insurance Company (U.S.A.) or John Hancock Life Insurance Company of New York.

You should read this Supplement together with the current prospectus for the Contract you purchased (the "annuity prospectus"), and retain both documents for future reference. If you would like another copy of the annuity prospectus, please contact our Annuities Service Office at 1-800-344-1029, or in New York State, 1-800-551-2078 to request a free copy. You may also visit our websites at www.jhannuities.com or www.jhannuitiesnewyork.com.

ADDITION OF AMERICAN DIVERSIFIED GROWTH & INCOME TRUST AND FRANKLIN TEMPLETON FOUNDING ALLOCATION TRUST AS INVESTMENT OPTIONS

We revise the information in the list of Investment Options on the front page of the annuity prospectus to include the American Diversified Growth & Income Trust and Franklin Templeton Founding Allocation Trust as follows. We show the Portfolio's manager (i.e., subadviser) in bold above the name of the Portfolio:

                        MFC GLOBAL INVESTMENT MANAGEMENT
                                (U.S.A.) LIMITED
                   American Diversified Growth & Income Trust
                  Franklin Templeton Founding Allocation Trust

We revise disclosure in the annuity prospectus section entitled "III. Fee Tables" to include information on the American Diversified Growth & Income Trust and the Franklin Templeton Founding Allocation Trust as follows:

                                                                     ACQUIRED
                                          DISTRIBUTION              PORTFOLIO     TOTAL      CONTRACTUAL       NET
                             MANAGEMENT    AND SERVICE     OTHER     FEES AND   OPERATING      EXPENSE      OPERATING
                                 FEE      (12B-1) FEES   EXPENSES    EXPENSES   EXPENSES*   REIMBURSEMENT    EXPENSES
                             ----------   ------------   --------   ---------   ---------   -------------   ---------
PORTFOLIO/SERIES:
AMERICAN DIVERSIFIED
   GROWTH & INCOME **
   Series II                    0.05%         0.75%        0.06%      0.43%       1.29%         0.00%        1.29%***
FRANKLIN TEMPLETON
   FOUNDING ALLOCATION****
   Series II                    0.05%         0.25%        0.03%      0.86%       1.19%         0.05%        1.14%

* The "Total Operating Expenses" include fees and expenses incurred indirectly by a Portfolio as a result of its investment in other investment companies (each, an "Acquired Portfolio"). The Total Fund Annual Expenses shown may not correlate to the Portfolio's ratio of expenses to average net assets shown in the "Financial Highlights" section of the underlying Portfolio's prospectus, which does not include Acquired Portfolio fees and expenses. Acquired Portfolio Fees and Expenses are estimated, not actual, amounts based on the Portfolio's current fiscal year.

** For Portfolios that have not started operations or have operations of less than six months as of December 31, 2007, expenses are based on estimates of expenses that are expected to be incurred over the next year.

*** The management fee is being waived until July 1, 2009. This contractual waiver may be terminated any time after July 1, 2009. The fees shown do not reflect the contractual management fee waiver for this Portfolio. If the contractual management fee waver had been reflected, the net operating expenses for this Portfolio would be estimated at 1.24%. See the prospectus for this Portfolio for additional information.

**** The Adviser has contractually agreed to limit Portfolio expenses to 0.025% until May 1, 2010. Portfolio expenses include advisory fee and other operating expenses of the underlying Portfolio but exclude 12b-1fees, underlying Portfolio expenses, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business.

We revise disclosure in the subsection entitled "Funds-of-Funds" in the prospectus section entitled "IV. General Information about Us, the Separate Accounts and the Portfolios - The Portfolios" to include information on the American Diversified Growth & Income Trust and Franklin Templeton Founding Allocation Trust as follows (additions underlined and deletions struck through):

Funds-of-Funds

Each of the John Hancock Trust's AMERICAN DIVERSIFIED GROWTH & INCOME, American Fundamental Holdings, American Global Diversification, FRANKLIN TEMPLETON FOUNDING ALLOCATION, Lifestyle Balanced, Lifestyle Conservative, Lifestyle Growth and Lifestyle Moderate Trust ("JHT Funds of Funds") is a "fund-of funds" that invest in other underlying portfolios. Expenses for a fund-of-funds may be higher than that for other portfolios because a fund-of-funds bears its own expenses and indirectly bears its proportionate share of expenses of the underlying portfolios in which it invests. The prospectus for each of the JHT Funds of Funds contains a description of the underlying portfolios for that Portfolio, including expenses and associated investment risks.

We revise disclosure in the subsection entitled "Portfolio Objectives and Strategies" in "IV. General Information about Us, the Separate Accounts and the Portfolios - The Portfolios" to include information on the American Diversified Growth & Income Trust and the Franklin Templeton Founding Allocation Trust as follows:

                               JOHN HANCOCK TRUST

We show the Portfolio's manager (i.e., subadviser) in bold above the name of the Portfolio and we list the Portfolios alphabetically by subadviser.

MFC GLOBAL INVESTMENT MANAGEMENT (U.S.A.) LIMITED

American Diversified Growth & Income Trust     Seeks long term growth of capital. To do this, the
                                               Portfolio primarily invests in Class I shares in ten
                                               portfolios of the American Funds Insurance Series:
                                               Bond Fund, Growth Fund, Growth-Income Fund,
                                               International Fund, Asset Allocation Fund, Blue Chip
                                               Income and Growth Fund, Global Growth Fund, Global
                                               Small Capitalization Fund, High-Income Bond Fund, and
                                               New World Fund. The Portfolio is a fund of funds and
                                               is permitted to invest in several other portfolios of
                                               the American Funds Insurance Series as well as other
                                               portfolios, investment companies, and other types of
                                               investments.

Franklin Templeton Founding Allocation Trust   Seeks long-term growth of capital. To do this, the
                                               Portfolio invests primarily in three underlying
                                               Portfolios: Global Trust, Income Trust and Mutual
                                               Shares Trust. The Portfolio is a fund of funds and is
                                               also authorized to invest in other underlying
                                               Portfolios and investment companies.

You bear the investment risk of any Portfolio you choose as a Variable Investment Option for your Contract. FOR MORE INFORMATION ABOUT THESE PORTFOLIOS, INCLUDING INFORMATION RELATING TO THEIR INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS, AND THE RISKS OF INVESTING IN SUCH PORTFOLIOS, PLEASE SEE THE PROSPECTUS FOR THE APPLICABLE PORTFOLIOS. YOU CAN OBTAIN A COPY OF A PORTFOLIO'S PROSPECTUS, WITHOUT CHARGE, BY CONTACTING US AT THE ANNUITIES SERVICE CENTER AT 1-800-344-1029 OR IN NEW YORK STATE AT-1-800-551-2078. YOU SHOULD READ THE PORTFOLIOS' PROSPECTUSES CAREFULLY BEFORE INVESTING IN A CORRESPONDING VARIABLE INVESTMENT OPTION.

You should retain this Supplement for future reference.

                                 SUPPLEMENT DATED DECEMBER 15, 2008

RO GPSUPP2 12/08   333-149421
                   333-149422

                                     PART B

                            INFORMATION REQUIRED IN A

                       STATEMENT OF ADDITIONAL INFORMATION

 (Incorporated by reference to Part B of Pre-Effective Amendment No. 1 to Form N-4 of this registration statement, file number 333-149422, filed June 30, 2008)

                            PART C OTHER INFORMATION

Guide to Name Changes and Successions:

                                  NAME CHANGES

DATE OF CHANGE        OLD NAME                                            NEW NAME
------------------    -----------------------------------------------     ----------------------------------------------------
October 1, 1997       FNAL Variable Account                               The Manufacturers Life Insurance Company of New York
                                                                          Separate Account A
October 1, 1997       First North American Life Assurance Company         The Manufacturers Life Insurance Company of New York
November 1, 1997      NAWL Holding Co., Inc.                              Manulife-Wood Logan Holding Co., Inc.
September 24, 1999    Wood Logan Associates, Inc.                         Manulife Wood Logan, Inc
January 1, 2005       The Manufacturers Life Insurance Company of New     John Hancock Life Insurance Company of New York
                      York Separate Account A                             Separate Account A
January 1, 2005       The Manufacturers Life Insurance                    John Hancock Life Insurance Company of New York
                      Company of New York                                 Separate Account A.
January 1, 2005       Manulife Financial Securities LLC                   John Hancock Distributors LLC
January 1, 2005       Manufacturers Securities Services LLC               John Hancock Investment Management Services LLC

On September 30, 1997, Manufacturers Securities Services, LLC succeeded to the business of NASL Financial Services, Inc.

The following changes became effective January 1, 2002: (a) The Manufacturers Life Insurance Company of North America ("Manulife North America") merged into The Manufacturers Life Insurance Company (U.S.A.) with the latter becoming the owner of all of Manulife North America's assets; (b) Manulife Financial Securities LLC became the successor broker-dealer to Manufacturers Securities Services, LLC.

                                   * * * * *

Item 24. Financial Statements and Exhibits

      (a)   Financial Statements

            (1) Financial Statements of the Registrant, John Hancock Life Insurance Company of New York Separate Account A (Part B of the registration statement). Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 of this registration statement, file number 333-149422, filed June 30, 2008.

            (2) Financial Statements of the Depositor, John Hancock Life Insurance Company of New York (Part B of the registration statement). Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 of this registration statement, file number 333-149422, filed June 30, 2008.

      (b)   Exhibits

            (1)   (a)   Resolution of the Board of Directors of First North
                        American Life Assurance Company establishing the FNAL
                        Variable Account - Incorporated by reference to Exhibit
                        (b)(1)(a) to Form N-4, file number 33-46217, filed
                        February 25, 1998.

                  (b) Resolution of the Board of Directors of First North American Life Assurance Company establishing the Fixed Separate Account - Incorporated by reference to Exhibit
                        (b)(1)(b) to Form N-4, file number 33-46217, filed February 25, 1998.

                  (c) Resolution of the Board of Directors of First North American Life Assurance Company establishing The Manufacturers Life Insurance Company of New York Separate Account D and The Manufacturers Life Insurance Company of New York Separate Account E - Incorporated by reference to Exhibit (b)(1)(c) to Form N-4, file number 33-46217, filed February 25, 1998.

            (2) Agreements for custody of securities and similar investments.- Not Applicable.

            (3)   (a)   Form of Underwriting and Distribution
                        Agreement-Incorporated by reference to Exhibit 3(a) to the registration statement on Form N-4, file number
                        333-61283, filed on April 29, 2002.

               (b) Form of Selling Agreement between The Manufacturers Life Insurance Company of New York, Manufacturers Securities Services, LLC (Underwriter), and General Agents -- Incorporated by reference to Exhibit 3(b) to the registration statement on Form N-4, file number 333-61283, filed on April 29, 2002.

         (4)   (a)      Form of Specimen Contract: Flexible Purchase Payment
                        Individual Deferred Variable Annuity Contract,
                        Non-Participating for Venture 200.08. [TO BE FILED BY
                        AMENDMENT]

               (b) Form of Specimen Flexible Purchase Payment Individual Deferred Variable Annuity Contract, Non-Participating for Venture 201.08. [TO BE FILED BY AMENDMENT]

               (c) Form of Specimen Flexible Purchase Payment Individual Deferred Variable Annuity Contract, Non-Participating for Venture 202.08. [TO BE FILED BY AMENDMENT]

         (5)   (a)      Form of Specimen Application: Flexible Purchase Payment
                        Individual Deferred Variable Annuity Contract,
                        Non-Participating. [TO BE FILED BY AMENDMENT]

         (6)   (a)(i)   Declaration of Intention and Charter of First North
                        American Life Assurance Company - Incorporated by reference to Exhibit (b)(6)(a)(i) to Form N-4, file number 33-46217, filed February 25, 1998.

               (a)(ii) Certificate of Amendment of the Declaration of Intention and Charter of First North American Life Assurance Company - Incorporated by reference to Exhibit
                        (b)(6)(a)(ii) to Form N-4, file number 33-46217, filed February 25, 1998.

               (a)(iii) Certificate of Amendment of the Declaration of
                        Intention and Charter of The Manufacturers Life Insurance Company of New York - Incorporated by reference to Exhibit (b)(6)(a)(iii) to Form N-4, file number 33-46217, filed February 25, 1998.

               (a)(iv) Certificate of Amendment of the Declaration of Intention and Charter of John Hancock Life Insurance Company of New York dated as of January 1, 2005 - Incorporated by reference to Exhibit (b)(6)(a)(iv) to Form N-4, file number 33-79112, filed May 1, 2007.

               (a)(v) Certificate of Amendment of the Declaration of Intention and Charter of John Hancock Life Insurance Company of New York dated as of August 10, 2006 - Incorporated by reference to Exhibit (b)(6)(a)(v) to Form N-4, file number 33-79112, filed May 1, 2007.

               (b) By-laws of John Hancock Life Insurance Company of New York, as amended and restated as of July 31, 2006 - Incorporated by reference to Exhibit (b)(6)(b) to Form N-4, file number 33-79112, filed May 1, 2007.

        (7) Contract of reinsurance in connection with the variable annuity contracts being offered - Not Applicable.

        (8) Other material contracts not made in the ordinary course of business which are to be performed in whole or in part on or after the date the registration statement is filed:

               (a)       Administrative Agreement between The Manufacturers Life
                        Insurance Company of New York and The Manufacturers Life Insurance Company (U.S.A.) - Incorporated by reference to Exhibit (8) to post-effective amendment no. 5 to Form N-4, file number 333-61283, filed on April 29, 2002.

               (b)       Investment Services Agreement between The Manufacturers
                        Life Insurance Company of New York and The Manufacturers Life Insurance Company - Incorporated by reference to
                        Exhibit 1(A)(8)(c) to Form S-6, file number 333-33351, filed March 16, 1998.

               (iii)(A) Participation Agreement among John Hancock Life
                        Insurance Company (U.S.A.), John Hancock Life Insurance Company of New York, John Hancock Life Insurance Company, John Hancock Variable Life Insurance Company and John Hancock Trust dated April 20, 2005. Incorporated by reference to pre-effective amendment no. 1 file number 333-126668 filed with the Commission on October 12, 2005.

                        (B) Shareholder Information Agreement between John Hancock Life Insurance Company (U.S.A.), John Hancock Life Insurance Company of New York, John Hancock Life Insurance Company, John Hancock Variable Life Insurance, and John Hancock Trust portfolios (except American Funds Insurance Series) dated April 16, 2007. Incorporated by reference to post-effective amendment number 9 file number 333-85284 filed with the Commission in April, 2007.

            (9) Opinion of Counsel and consent to its use as to the legality of the securities being registered - Incorporated by reference to Exhibit (b)(9) to Pre-Effective Amendment No. 1 to Form N-4 of this registration statement, file number 333-149422, filed June 30, 2008.

            (10) Written consent of Ernst & Young LLP, independent registered public accounting firm -- Incorporated by reference to Exhibit
                  (b)(10) to Pre-Effective Amendment No. 1 to Form N-4 of this registration statement, file number 333-149422, filed June 30, 2008.

            (11) All financial statements omitted from Item 23, Financial Statements - Not Applicable.

            (12) Agreements in consideration for providing initial capital between or among Registrant, Depositor, Underwriter or initial contract owners -- Not Applicable.

            (13) Schedule for computation of each performance quotation provided in the Registration Statement in response to Item 21
                  - Incorporated by reference to Exhibit (b)(13) to Form N-4, 33-76162 filed March 1, 1996.

            (14) (a) Power of Attorney - James D. Gallagher, Thomas Borshoff, Marc Costantini, Steven A. Finch, Ruth Ann Fleming, Marianne Harrison, William P. Hicks III, Katherine MacMillan, Neil M. Merkl, Bradford J. Race Jr., Diana Scott, Bruce R. Speca, and Robert L. Ullmann Incorporated by reference to Exhibit
                  (b)(14)(a) to Pre-Effective Amendment No. 1 to Form N-4 of this registration statement, file number 333-149422, filed June 30, 2008.

Item 25. Directors and Officers of the Depositor.


    OFFICERS AND DIRECTORS OF JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK
                             AS OF SEPTEMBER 4, 2008



NAME AND PRINCIPAL BUSINESS ADDRESS         POSITION WITH DEPOSITOR
-----------------------------------         ---------------------------------------------------------------
James D. Gallagher*                         Chairman, Director and President
Thomas Borshoff*                            Director
Marc Costantini*                            Director and Executive Vice President -- Annuity Matters
Steven A. Finch t                           Director
Ruth Ann Fleming*                           Director
Marianne Harrison***                        Director
William P. Hicks III*                       Director
Katherine MacMillan**                       Director, Senior Vice President -- Retirement Plan Services
Neil M. Merkl*                              Director
Bradford J. Race, Jr.*                      Director
Diana Scott*                                Director
Bruce R. Speca*                             Director
Robert L. Ullmann*                          Director
Emanuel Alves*                              Secretary and Chief Administrative Officer
James R. Boylet                             Executive Vice President -- US Insurance
Ernest Chan**                               Director, Contracts and Federal Regulation
Philip Clarkson***                          Vice President -- US Taxation
Brian Collins**                             Vice President -- US Taxation
Arthur Creel*                               Vice President, Sales and Marketing, Retirement Plan Services
Kathryn Dowdell*                            Product Actuary
David Eisan t t                             Vice President, Fixed Products - Operations
Edward Eng**                                Vice President -- Product Development, Retirement Plan Services
Toba Fryer*                                 Director, Compliance, Retirement Plan Services
Richard Harris**                            Appointed Actuary

    OFFICERS AND DIRECTORS OF JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK
                             AS OF SEPTEMBER 4, 2008



NAME AND PRINCIPAL BUSINESS ADDRESS         POSITION WITH DEPOSITOR
-----------------------------------         ---------------------------------------------------------------
Helene Landow**                             Director -- State Compliance Office
Peter J. Levitt**                           Senior Vice President and Treasurer
Gregory Mack*                               Senior Vice President -- Distribution
Steven McCormick**                          Vice President --  Operations, Retirement Plan Services
Hugh McHaffie*                              Executive Vice President -- US Wealth Management
Daragh O'Sullivan t                         Illustration Officer -- Protection
Lynne Patterson*                            Senior Vice President and Chief Financial Officer
John C. Penney*                             General Director & Compliance Officer, Fixed Products
Krishna Ramdial**                           Vice President -- Treasury
Jill Rebman**                               Vice President -- New Business  -- Protection
Thomas Samoluk*                             Vice President -- Government Relations
Jonnie Smith*                               Vice President -- Administration -- Annuity Matters
Brooks Tingle t                             Senior Vice President -- Life Operations
Christopher Walker**                        Vice President, Inforce Operations
Jeffery J. Whitehead*                       Vice President and Controller


*     Principal business office is 601 Congress Street, Boston, MA 02210

**    Principal business office is 200 Bloor Street, Toronto, Canada M4W 1E5

***   Principal business office is 200 Berkeley Street, Boston, MA 02116

+     Principal business office is 197 Clarendon Street, Boston, MA 02117


++    Principal business office is 380 Stuart Street, Boston, MA 02116


Item 26. Persons Controlled by or Under Common Control with Depositor or Registrant.

Registrant is a separate account of John Hancock Life Insurance Company (U.S.A.) (the "Company"), operated as a unit investment trust. Registrant supports certain benefits payable under the Company's variable annuity contracts by investing assets allocated to various investment options in shares of John Hancock Trust (the "Trust"), which is a "series" type of mutual fund registered under the Investment Company Act of 1940 (the "Act") as an open-end management investment company. The purchasers of variable annuity and variable life insurance contracts, in connection with which the Trust is used, will have the opportunity to instruct the Company with respect to the voting of the shares of the Series Fund held by Registrant as to certain matters. Subject to the voting instructions, the Company directly controls Registrant.

On the effective date of this Amendment to the Registration Statement, the Company and its affiliates are controlled by Manulife Financial Corporation ("MFC"). A list of other persons controlled by MFC as of December 31, 2007 appears below:

                         MANULIFE FINANCIAL CORPORATION
                   PRINCIPAL SUBSIDIARIES - DECEMBER 31, 2007

                                                                                                       ----------------------
                                                                                                         Manulife Financial
                                                                                                        Corporation (Canada)
                                                                                                       ----------------------
                                                                                                                  |
                                                                                                                  |
                                                                                                                  |-----------------
                                                                                                                  |
                                                                                                                  |
                                                                                                       ----------------------
                                                                                                       The Manufacturers Life
                                                                                                        Insurance Company (1)
                                                                                                              (Canada)
                                                                                                       ----------------------
                                                                                                                  |
                                                                                                                  |
                                                                                                                  |
 -----------------------------------------------------------------------------------------------------------------
|                  |                |                    |         :        |                  |              |
|                  |                |                    |         : 97.74% |                  |              |
|    ------------- |  ------------- |  --------------    |   -------------- |  --------------- |  ----------- |  ----------
|          NAL     |    MFC Global  |     Berkshire      |      Manulife    |      Manulife    |   MFC Global |      MLI
|       Resources  |    Investment  |     Insurance      |      Insurance    --    Holdings    |      Fund    |   Resources
|---   Management  |--  Management  |-- Services Inc.    |     (Thailand)          (Bermuda)    -- Management  --   Inc.
|        Limited   |     (U.S.A.)   |     (Ontario)      |       Public      --     Limited         (Europe)      (Alberta)
|       (Canada)   |      Limited   |                    |       Company    |      (Bermuda)        Limited
|                  |     (Canada)   |                    |       Limited    |                      (England)
|                  |                |                    |     (Thailand)   |
|    ------------- |  ------------- |  --------------    |   -------------- |  ---------------    -----------    ----------
|                  |                |                    |         |        |                          |             :
|                  |                |                    |         |99.9999%|                          |             : 99.91%
|                  |                |                    |         |        |                          |             :
|    ------------- |  ------------- |  --------------    |   -------------- |  ---------------    -----------    ----------
|       Manulife   |     Manulife   |      Berkshire     |       Manulife   |   Manufacturers      MFC Global     Manulife
|      Securities  |     Holdings   |     Investment     |         Asset    |--  P&C Limited       Investment       Life
|--- International  --  (Alberta)   |--     Group,       |      Management  |    (Barbados)        Management     Insurance
|         Ltd.           Limited    |        Inc.        |      (Thailand)  |                       (Europe)       Company
|       (Canada)        (Alberta)   |     (Ontario)      |       Company    |                       Limited       (Japan)
|                                   |                    |       Limited    |                      (England)
|                                   |                    |     (Thailand)   |
|    -------------    ------------- |  --------------    |   -------------- |  ---------------    -----------    ----------
|                           |       |                    |                  |                                        |
|                           |       |                    |                  |                                        |
|    -------------    ------------- |  --------------    |   -------------- |  ---------------                   ----------
|       Manulife         Manulife   |     Berkshire      |      Manulife    |   Manufacturers                    MFC Global
|---     Bank of         Holdings   |--  Securities      |---   (Vietnam)   |       Life                         Investment
|        Canada         (Delaware)  |       Inc.         |       Limited    |--  Reinsurance                     Management
|       (Canada)            LLC     |     (Ontario)      |      (Vietnam)   |      Limited                         (Japan)
|                       (Delaware)  |                    |                  |    (Barbados)                        Limited
|                                   |                    |                  |                                      (Japan)
|    -------------    ------------- |  --------------    |   -------------- |  ---------------                   ----------
|                           |       |                    |          |       |
|                           |       |                    |          |       |
|    -------------    ------------- |  --------------    |   -------------- |  ---------------
|       Manulife           The      |   EIS Services     |      Manulife    |     Manulife
|---     Canada       Manufacturers |     (Bermuda)      |       Vietnam    |   International
|         Ltd.         Investment    --    Limited       |        Fund       --   Holdings
|       (Canada)       Corporation        (Bermuda)      |     Management          Limited
|                      (Michigan)                        |       Company          (Bermuda)
|                                                        |       Limited
|                                                        |      (Vietnam)
|    -------------    -------------    --------------    |   --------------    ---------------
|                           |                            |                            |
|                           |----------------            |                            |----------------
|                           |                |           |                            |                |
|    -------------    -------------    --------------    |   --------------    ---------------    -----------
|     First North          John           Manulife       |      Manulife           Manulife        Manulife
|---   American        Hancock Life      Reinsurance     |---  (Singapore)     (International)       Asset
|      Insurance         Insurance         Limited       |      Pte. Ltd.          Limited        Management
|       Company           Company         (Bermuda)      |     (Singapore)        (Bermuda)         (Asia)
|      (Canada)          (U.S.A.)                        |                                          Limited
|                       (Michigan)                       |                                        (Barbados)
|    -------------    -------------    --------------    |   --------------    ---------------    -----------
|                           |                            |                           |                 |
|                   --------| 57%                        |                           | 51%             |
|                  |        |                            |                           |                 |
|    ------------- |  -------------    --------------    |   --------------    ---------------    -----------
|         FNA      |   John Hancock      PT Asuransi     |      Manulife          Manulife-        Manulife
 ---   Financial   |    Investment      Jiwa Manulife    |        Asset           Sinochem           Asset
         Inc.      |    Management        Indonesia   95%|     Management           Life          Management
       (Canada)    |     Services,         (1) (2)   --------  (Singapore)        Insurance       (Hong Kong)
                   |      LLC(3)         (Indonesia)     |        Pte.            Co. Ltd.          Limited
                   |    (Delaware)                       |        Ltd.             (China)        (Hong Kong)
                   |                                     |     (Singapore)
     ------------- |  -------------    --------------    |   --------------    ---------------    -----------
           |       |       /|\               :           |
           |       |        |  38%           :           |
           |       |        |                :           |
     ------------- |  -------------    --------------    |   --------------
       Elliott &   |      John          PT Manulife      |         The
         Page      |  Hancock Life         Aset          |    Manufacturers
        Limited    |    Insurance        Manajemen        ---     Life
       (Ontario)    --   Company         Indonesia            Insurance Co.
                       of New York      (Indonesia)          (Phils.), Inc.
                        (New York)                            (Philippines)
     -------------    -------------    --------------        --------------

----------------------
  Manulife Financial
 Corporation (Canada)
----------------------
           |
           |
           |---------------------------------------
           |                                        |
           |                                        |
----------------------                   ----------------------
The Manufacturers Life                    John Hancock Holdings
 Insurance Company (1)                     (Delaware) LLC (3)
       (Canada)                                (Delaware)
----------------------                   ----------------------
                                                    |
                                                    |
                                         ----------------------
                                         John Hancock Financial
                                             Services, Inc.
                                               (Delaware)
                                         ----------------------
                                                    |
                                                    |
                                                 -------------------------------------------------
                                                |                         |                       |
                                                |                         |                       |
                                         -------------------     -------------------     -------------------
                                            John Hancock             John Hancock            John Hancock
                                           Life Insurance           International        International, Inc.
                                               Company              Holdings, Inc.          (Massachusetts)
                                           (Massachusetts)         (Massachusetts)
                                         -------------------     -------------------     -------------------
                                                |                         |                       |
                                                |                         |                       |
          --------------------------------------|                         | 45.76%                | 50%
         |                                      |                         |                       |
         |        -----------------      -------------------     -------------------     -------------------
         |        PT Asuransi Jiwa            John Hancock        Manulife Insurance        John Hancock
   96.24%|------     John Hancock     --   Subsidiaries LLC       (Malaysia) Berhad          Tianan Life
         |          Indonesia (1)    |         (Delaware)             (Malaysia)          Insurance Company
         |           (Indonesia)     |                                                         (China)
         |        -----------------  |   -------------------     -------------------     -------------------
         |                           |
         |        -----------------  |   -------------------
         |           John Hancock    |       John Hancock
          ------    Variable Life    |--  Financial Network,
                  Insurance Company  |           Inc.
                   (Massachusetts)   |      (Massachusetts)
                  -----------------  |   -------------------
                                     |
                                     |   -------------------
                                     |     Hancock Natural
                                     |--   Resource Group,
                                     |          Inc.
                                     |       (Delaware)
                                     |   -------------------
                                     |
                                     |   -------------------
                                     |       Declaration
                                     |--    Management &
                                     |      Research LLC
                                     |       (Delaware)
                                     |   -------------------
                                     |
                                     |   -------------------
                                     |      The Berkeley
                                      -- Financial Group LLC
                                           (Delaware) (3)
                                         -------------------
                                                  :
                                                  :
                                         -------------------
                                            John Hancock
                                              Funds LLC
                                             (Delaware)
                                         -------------------

(1) The Manufacturers Life Insurance Company holds indirectly the remaining 3.76% of PT Asuransi Jiwa John Hancock Indonesia through PT Asuransi Jiwa Manulife Indonesia.

(2) PT Asuransi Jiwa Manulife Indonesia holds indirectly the remaining 5% of its own equity.

(3) John Hancock Holdings (Delaware) LLC holds indirectly the remaining 5% of John Hancock Investment Management Services LLC through The Berkeley Financial Group LLC.

.....    Indirect Control

----    Direct Control

Prepared by: Corporate Tax
Date:        Revised March 11, 2008

This chart displays voting shares. All entities are 100% controlled unless otherwise indicated.

Item 27. Number of Contract Owners.


As of DECEMBER 1, 2008, there were no qualified and no non-qualified contracts of the series offered hereby outstanding.


Item 28. Indemnification.

Article 10 of the Charter of the Company provides as follows:

TENTH: No director of the Corporation shall be personally liable to the Corporation or any of its shareholders for damages for any breach of duty as a director; provided, however, the foregoing provision shall not eliminate or limit (i) the liability of a director if a judgment or other final adjudication adverse to such director established his or her such acts or omissions were in bad faith or involved intentional misconduct or were acts or omissions (a) which he or she knew or reasonably should have known violated the New York Insurance Law or (b) which violated a specific standard of care imposed on directors directly, and not by reference, by a provision of the New York Insurance Law (or any regulations promulgated thereunder) or (c) which constituted a knowing violation of any other law, or establishes that the director personally gained in fact a financial profit or other advantage to which the director was not legally entitled or (ii) the liability of a director for any act or omission prior to the adoption of this Article by the shareholders of the Corporation. Any repeal or modification of this Article by the shareholders of the Corporation shall be prospective only, and shall not adversely affect any limitation on the personal liability of a director of the Corporation existing at the time of such repeal or modification.

Article VII of the By-laws of the Company provides as follows:

Section VII.1. Indemnification of Directors and Officers. The Corporation may indemnify any person made, or threatened to be made, a party to an action by or in the right of the corporation to procure a judgment in its favor by reason of the fact that he or she, his or her testator, testatrix or intestate, is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director or officer of any other corporation of any type or kind, domestic or foreign, of any partnership, joint venture, trust, employee benefit plan or other enterprise, against amounts paid in settlement and reasonable expenses, including attorneys' fees, actually and necessarily incurred by him or her in connection with the defense or settlement of such action, or in connection with an appeal therein, if such director or officer acted, in good faith, for a purpose which he or she reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the Corporation, except that no indemnification under this Section shall be made in respect of (1) a threatened action, or a pending action which is settled or is otherwise disposed of, or (2) any claim, issue or matter as to which such person shall have been adjudged to be liable to the Corporation, unless and only to the extent that the court in which the action was brought, or , if no action was brought, any court of competent jurisdiction, determines upon application that, in view of all the circumstances of the case, the person is fairly and reasonably entitled to indemnity for such portion of the settlement amount and expenses as the court deems proper.

The Corporation may indemnify any person made, or threatened to be made, a party to an action or proceeding (other than one by or in the right of the Corporation to procure a judgment in its favor), whether civil or criminal, including an action by or in the right of any other corporation of any type or kind, domestic or foreign, or any partnership, joint venture, trust, employee benefit plan or other enterprise, which any director or officer of the Corporation served in any capacity at the request of the Corporation, by reason of the fact that he or she, his or her testator, testatrix or intestate, was a director or officer of the Corporation, or served such other corporation, partnership, joint venture, trust, employee benefit plan or other enterprise in any capacity, against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys' fees actually and necessarily incurred as a result of such action or proceeding, or any appeal therein, if such director or officer acted, in good faith, for a purpose which he or she reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the Corporation and, in criminal actions or proceedings, in addition, had no reasonable cause to believe that his or her conduct was unlawful.

The termination of any such civil or criminal action or proceeding by judgment, settlement, conviction or upon a plea of nolo contendere, of its equivalent, shall not in itself create a presumption that any such director or officer did not act, in good faith, for a purpose which he or she reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interest of the Corporation or that he or she had reasonable cause to believe that his or her conduct was unlawful.

Notwithstanding the foregoing, Registrant hereby makes the following undertaking pursuant to Rule 484 under the Securities Act of 1933:

      Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters.

      (a) Set forth below is information concerning other investment companies for which John Hancock Distributors, LLC ("JHD LLC"), the principal underwriter of the contracts, acts as investment adviser or principal underwriter.

NAME OF INVESTMENT COMPANY                                                 CAPACITY IN WHICH ACTING
------------------------------------------------------------------         ------------------------
John Hancock Life Insurance Company (U.S.A.) Separate Account H            Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account A            Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account N            Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account I            Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account L            Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account M            Principal Underwriter
John Hancock Life Insurance Company of New York Separate Account A         Principal Underwriter
John Hancock Life Insurance Company of New York Separate Account B         Principal Underwriter
John Hancock Variable Annuity Account H                                    Principal Underwriter
John Hancock Variable Annuity Account U                                    Principal Underwriter
John Hancock Variable Annuity Account V                                    Principal Underwriter
John Hancock Variable Life Account UV                                      Principal Underwriter
John Hancock Variable Annuity Account I                                    Principal Underwriter
John Hancock Variable Annuity Account JF                                   Principal Underwriter
John Hancock Variable Life Account S                                       Principal Underwriter
John Hancock Variable Life Account U                                       Principal Underwriter
John Hancock Variable Life Account V                                       Principal Underwriter

      (b) John Hancock Life Insurance Company (U.S.A.) is the sole member of John Hancock Distributors LLC (JHD LLC). The management of JHD LLC is vested in its board of managers (consisting of Edward Eng**, Steve Finch***, Lynne Patterson*, Christopher M. Walker**, Warren Thomson***, and Karen Walsh**) who have authority to act on behalf of JHD LLC.

            *     Principal business office is 601 Congress Street, Boston, MA
                  02210

            ** Principal business office is 200 Bloor Street, Toronto, Canada M4W 1E5

            ***   Principal business office is 197 Clarendon St, Boston, MA
                  02116

      (c)   None.

Item 30. Location of Accounts and Records.

All books and records are maintained at 100 Summit Lake Drive, Second Floor, Valhalla, New York 10595.

Item 31.  Management Services.

The Company has entered into an Administrative Services Agreement with The Manufacturers Life Insurance Company ("Manulife"). This Agreement provides that under the general supervision of the Board of Directors of the Company, and subject to initiation, preparation and verification by the Chief Administrative Officer of the Company, Manulife shall provide accounting services related to the provision of a payroll support system, general ledger, accounts payable, tax and auditing services.

Item 32. Undertakings.

      (a) Representation of Insurer pursuant to Section 26 of the Investment Company Act of 1940.

            John Hancock Life Insurance Company of New York (the "Company") hereby represents that the fees and charges deducted under the Contracts issued pursuant to this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by the Company.

      (b) Representation of Registrant Pursuant to Section 403(b) of the Internal Revenue Code of 1986, as amended

            Registrant is relying on a no-action letter issued in connection with funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, as amended, on November 28, 1988, SEC Reference No. IP-6-88, and is complying with the provisions of paragraphs 1-4 of such no action letter.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant and the Depositor certify that they meet all the requirements for effectiveness of this post-effective amendment to the Registration Statement pursuant to Securities Act of 1933 Rule 485(b) and they have caused this amended Registration Statement to be signed on their behalf in the City of Boston, Massachusetts, on this twelfth day of December 2008.

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT A
(Registrant)

By:   JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK
      (Depositor)

By:   /s/ James D. Gallagher
      -----------------------------------------
      James D. Gallagher
      Chairman and President

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

By:   /s/ James D. Gallagher
      -----------------------------------------
      James D. Gallagher
      Chairman and President

                                   SIGNATURES

      As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities with the Depositor on the twelfth day of December 2008.

Signature                              Title
---------------------------            -------------------------------
/s/ James D. Gallagher                 Chairman and President
---------------------------
James D. Gallagher                     (Principal Executive Officer)

/s/ Lynne Patterson                    Senior Vice President and CFO
---------------------------
Lynne Patterson                        (Principal Financial Officer)

/s/ Jeffery J. Whitehead               Controller
---------------------------
Jeffery J. Whitehead                   (Principal Accounting Officer)

         *                             Director
---------------------------
Thomas Borshoff

         *                             Director
---------------------------
Marc Costantini

         *                             Director
---------------------------
Steven A. Finch

         *                             Director
---------------------------
Ruth Ann Fleming

         *                             Director
---------------------------
Marianne Harrison

         *                             Director
---------------------------
William P. Hicks III

         *                             Director
---------------------------
Katherine MacMillan

         *                             Director
---------------------------
Neil M. Merkl

         *                             Director
---------------------------
Bradford J. Race, Jr.

         *                             Director
---------------------------
Diana Scott

         *                             Director
---------------------------
Bruce R. Speca

         *                             Director
---------------------------
Robert L. Ullmann

*/s/ Thomas J. Loftus                  Senior Counsel - Annuities
---------------------------
Thomas J. Loftus
Pursuant to Power of Attorney